EVENTS OCURRED AFTER THE REPORT PERIOD (Details Textual) - Events After Reporting Period [Member] - USD ($) $ in Millions	Feb. 12, 2019	Jan. 31, 2019
Banco de Credito del Peru SA [Member]
Bonds issued		$ 70.0
Ultraserfinco S.A. Comisionista de Bolsa [Member]
Percentage of voting equity interests acquired	100.00%
Contingent consideration arrangements and indemnification assets recognised as of acquisition date	$ 43.0